Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Revisions to cash flow and timing estimates	$ 1,120	$ 78,153
Direct first mortgage lien	1,803,800
Non-contractually required removal costs of utility plant in service	818,000	788,300
Contractually required removal costs of utility plant in service	195,200	204,200
Regulatory assets	392,801	355,614
Regulatory assets	392,801	355,614
Entity Information [Line Items]
Regulatory assets	392,801	355,614
Petersburg Unit 1 retirement
Public Utility, Property, Plant and Equipment [Line Items]
Regulatory assets	74,545	0
Regulatory assets	74,545	0
Entity Information [Line Items]
Regulatory assets	74,545	0
Indianapolis Power And Light Company
Public Utility, Property, Plant and Equipment [Line Items]
Revisions to cash flow and timing estimates	1,120	78,153
Direct first mortgage lien	1,803,800
Non-contractually required removal costs of utility plant in service	818,000	788,300
Contractually required removal costs of utility plant in service	195,200	204,200
Regulatory assets	392,801	355,614
Regulatory assets	392,801	355,614
Entity Information [Line Items]
Regulatory assets	392,801	355,614
Indianapolis Power And Light Company | Petersburg Unit 1 retirement
Public Utility, Property, Plant and Equipment [Line Items]
Regulatory assets	74,545	0
Regulatory assets	74,545	0
Entity Information [Line Items]
Regulatory assets	$ 74,545	$ 0